Going Concern (Details Narrative) - USD ($)	2 Months Ended	12 Months Ended	14 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net losses	$ 33,079	$ 43,446	$ 76,525